Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2014
Basic and diluted net loss per share [Abstract]
Basic and diluted net loss per share
21.	Basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2012, 2013 and 2014 is calculated as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB'000	RMB'000	RMB'000
Numerator (RMB'000):

Net (loss)/income attributable to the ordinary shareholders of the Company	(9,291)	28,132	(16,875)
Accretion to convertible redeemable preferred shares redemption value	(22,870)	(262,782)	(1,054,890)
Deemed dividend to Series A preferred shareholders	(540)	(14,402)	—
Deemed dividend to Li Meiping Ordinary shares	(300)	(29,075)	—

Numerator of basic net loss per share - net (loss)/income attributable to ordinary shareholders of the Company	(33,001)	(278,127)	(1,071,765)
Dilutive effect of Preferred Shares	—	—	—

Numerator for diluted loss per share - net loss attributable to ordinary shareholders	(33,001)	(278,127)	(1,071,765)

Denominator (Thousand shares):
Denominator for basic and diluted net loss per share-weighted average number of shares outstanding	42,740	39,930	94,548

Basic net loss per share (RMB)	(0.77)	(6.97)	(11.34)

Diluted net loss per share (RMB)	(0.77)	(6.97)	(11.34)

The Company's Preferred Shares are participating securities and as such would be included in the calculation of basic earnings per share under the two-class method. According to the contractual terms of the Preferred Shares, the Preferred Shares do not have a contractual obligation to share in the losses of the Company. Therefore no loss was allocated to the Preferred Shares in the computation of basic loss per share for the years ended December 31, 2012, 2013 and 2014.

The Preferred Shares, Li Meiping Ordinary shares, share options and warrants were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect.

The following table summarizes information regarding the weighted average number of ordinary shares equivalents which were excluded from the computation of diluted net loss per ordinary share:

	For the year ended December 31
	2012	2013	2014

Preferred shares-weighted average (thousands)	25,670	55,930	55,071
Share options-weighted average (thousands)	1,340	2,660	2,703
Warrants -weighted average (thousands)	7,410	5,560	—